Operating Lease	12 Months Ended
Dec. 31, 2019
Operating Lease [Abstract]
OPERATING LEASE

Note 12 – OPERATING LEASE

The Company entered into various operating lease agreements for agencies outside Yantai City, Shangdong Province, and its old factory in Yantai City. The remaining lease term of the Company's leases ranges from approximately 4 to 36 months. The estimated effect of lease renewal and termination options, as applicable, was included in the consolidated financial statements in current period.

The Components of lease expense were as follows:

For the year ended December 31, 2019

Operating lease Cost:
Amortization of right-of-use assets	$41,935
Interest on lease liabilities	7,891
Total long term operating lease cost	49,826

Short term operating lease cost	$52,632

Supplemental cash flow information related to leases was as follows:

For the year ended December 31, 2019

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$75,960

Right-of-use assets obtained in exchange for new lease obligations
Operating leases	$36,773

Supplemental balance sheet information related to leases was as follows:

For the year ended December 31, 2019
Operating lease right-of-use assets	141,016

Operating lease liabilities-current	56,852
Operating lease liabilities, non-current	68,420
Total operating lease liabilities	125,272

Weighted-average remaining lease term	2.81

Weighted-average discount rate	6.00%

The following table summarizes the maturity of our operating lease liabilities as of December 31, 2019:

2020	$62,520
2021	35,884
2022	35,884
Thereafter	-
Total	134,288
Less: imputed interest	9,016
Total lease liabilities	$125,272